united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Eventide Gilead Fund

Eventide Global Dividend Opportunities Fund

Eventide Healthcare & Life Sciences Fund

Eventide Multi-Asset Income Fund

December 31, 2017

Eventide Asset Management, LLC
One International Place
Suite 3510
Boston, MA 02110

1-877-771-3836

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	2

EVENTIDE GILEAD FUND

Portfolio Review (Unaudited) December 31, 2017

The Fund’s performance figures1 for each of the periods ended December 31, 2017 compared to its benchmarks:

	Six Month	1 Year	3 Year	5 Year	Since	Since	Since
	Return	Return	Return	Return	Inception[2]	Inception[3]	Inception[4]
Class N	14.17%	32.82%	9.45%	18.77%	15.07%	N/A	N/A
Class A without load	14.19%	32.80%	9.41%	18.73%	N/A	18.03%	N/A
Class A with 5.75% load	7.63%	25.16%	7.27%	17.33%	N/A	17.18%	N/A
Class C	13.73%	31.77%	8.58%	17.81%	N/A	17.12%	N/A
Class I	14.33%	33.09%	9.69%	19.02%	N/A	N/A	16.35%
S&P 500 Total Return Index[5]	11.42%	21.83%	11.41%	15.79%	10.50%	14.60%	14.23%
Russell Midcap Growth Total Return Index[6]	12.45%	25.27%	10.30%	15.30%	10.81%	15.47%	14.69%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.46%, 2.21%, 1.41%, and 1.21% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class N commenced operations on July 8, 2008.

3.	Class A and Class C commenced operations on October 28, 2009.

4.	Class I commenced operations on February 2, 2010.

5.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

6.	The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Holdings by Industry	% of Net Assets
Biotechnology	14.4%
Pharmaceuticals	8.9%
Semiconductors	8.6%
Auto Parts & Equipment	7.5%
Internet	6.9%
Software	6.5%
Commercial Services	4.8%
Transportation	4.5%
Building Materials	3.9%
Real Estate Investment Trusts	3.5%
Other / Cash & Cash Equivalents	30.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	3

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND

Portfolio Review (Unaudited) December 31, 2017

The Fund’s performance figures1 for each of the periods ended December 31, 2017 compared to its benchmark:

Since Inception[2]
Class N	2.49%
Class A without load	2.40%
Class A with 5.75% load	(3.49)%
Class C	2.31%
Class I	2.53%
MSCI All-Country World Index (Net)[3]	5.73%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C Shares, Class N shares and Class I shares, respectively, through October 31, 2018. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser and upon termination of the Management Agreement between the Trust and the Adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Per the Fund’s most recent prospectus, total annual Fund expenses after waiver are 1.22%, 1.97%, 1.17%, and 0.97% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Global Dividend Opportunities Fund commenced operations on 9/29/2017.

3.	The MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All-Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

Holdings by Industry	% of Net Assets
Electric	15.6%
Real Estate Investment Trusts (REITs)	7.7%
Banks	7.6%
Energy-Alternate Sources	5.4%
Auto Parts & Equipment	5.0%
Electrical Components & Equipment	4.9%
Auto Manufacturers	4.7%
Agriculture	4.1%
Miscellaneous Manufacturing	3.9%
Semiconductors	3.5%
Other / Cash & Cash Equivalents	37.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	4

EVENTIDE HEALTH CARE & LIFE SCIENCES FUND

Portfolio Review (Unaudited) December 31, 2017

The Fund’s performance figures1 for each of the periods ended December 31, 2017 compared to its benchmarks:

	Six Month	1 Year	3 Year	5 Year	Since
	Return	Return	Return	Return	Inception[2]
Class N	24.12%	45.58%	11.92%	24.01%	24.02%
Class A without load	24.08%	45.46%	11.85%	23.92%	23.93%
Class A with 5.75% load	16.96%	37.12%	9.66%	22.46%	22.48%
Class C	23.60%	44.39%	11.03%	23.01%	23.03%
Class I	24.27%	45.83%	12.14%	24.24%	24.25%
S&P 500 Total Return Index[3]	11.42%	21.83%	11.41%	15.79%	15.89%
S&P Biotechnology Select Industry Index[4]	10.04%	43.85%	11.14%	23.85%	23.96%
Eventide Healthcare & Life Sciences Blend Index[5]	6.18%	28.72%	15.99%	22.59%	22.67%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.60%, 2.35%, 1.55%, and 1.35% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

4.	The S&P Biotechnology Select Industry Index is designed to measure the performance of narrow GICS® sub-industries and is comprised of stock in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry.

5.	The Eventide Healthcare & Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.

Holdings by Industry	% of Net Assets
Biotechnology	45.9%
Pharmaceuticals	42.1%
Software	2.7%
Healthcare-Products	1.5%
Other / Cash & Cash Equivalents	7.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	5

EVENTIDE MULTI - ASSET INCOME FUND

Portfolio Review (Unaudited) December 31, 2017

The Fund’s performance figures1 for each of the periods ended December 31, 2017 compared to its benchmarks:

	Six Month	1 Year	Since
	Return	Return	Inception[2]
Class N	3.56%	11.79%	7.57%
Class A without load	3.53%	11.73%	7.51%
Class A with 5.75% load	(2.39)%	5.34%	4.96%
Class C	3.23%	10.94%	6.74%
Class I	3.64%	11.98%	7.77%
MSCI All-Country World Index (Net)[3]	11.21%	23.97%	9.65%
Eventide Multi-Asset Income Blended Index[4]	7.14%	15.41%	6.99%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C Shares, Class N shares and Class I shares, respectively, through October 31, 2018. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser and upon termination of the Management Agreement between the Trust and the Adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Performance figures for periods greater than 1 year are annualized. Per the Fund’s most recent prospectus, total annual Fund expenses after waiver were 1.51%, 2.26%, 1.46%, and 1.26% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

3.	The MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All-Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

4.	The Eventide Multi-Asset Income Blended Index is comprised of 60% of the MSCI All-Country World Index and 40% of the Bloomberg Barclays Aggregate Bond Index. The Eventide Multi-Asset Income Blended Index rebalances its weightings on a monthly frequency.

Holdings by Industry	% of Net Assets
Real Estate Investment Trusts	14.6%
Electric	11.9%
Banks	6.4%
Asset Backed Securities	6.1%
Commercial Services	4.9%
Energy-Alternate Sources	4.6%
Auto Manufacturers	3.5%
Auto Parts & Equipment	3.4%
Municipal Bonds	3.4%
Agriculture	3.0%
Other / Cash & Cash Equivalents	38.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	6

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) December 31, 2017	1 of 3

Shares		Fair Value

	COMMON STOCK - 87.1%
	AUTO MANUFACTURERS - 0.6%
30,000	Tesla, Inc.[1]	$9,340,500

	AUTO PARTS & EQUIPMENT - 7.5%
158,000	Aptiv PLC	13,403,140
52,666	Delphi Technologies PLC[1]	2,763,385
184,000	Lear Corp.	32,505,440
587,000	Magna International, Inc.	33,265,290
255,600	WABCO Holdings, Inc.[1]	36,678,600
		118,615,855
	BIOTECHNOLOGY - 14.4%
221,100	ACADIA Pharmaceuticals, Inc.[1]	6,657,321
525,000	Acceleron Pharma, Inc.[1]	22,281,000
301,000	Avexis, Inc.[1]	33,311,670
208,638	Bluebird Bio, Inc. [1]	37,158,428
199,000	Celgene Corp.[1]	20,767,640
210,000	Five Prime Therapeutics, Inc.[1]	4,603,200
181,000	Loxo Oncology, Inc.[1]	15,236,580
87,600	Sage Therapeutics, Inc.[1]	14,428,596
405,000	Seattle Genetics, Inc.[1]	21,667,500
174,000	Spark Therapeutics, Inc.[1]	8,947,080
676,400	Stemline Therapeutics, Inc.[1]	10,551,840
1,203,500	Veracyte, Inc.[1]	7,858,855
125,000	Vertex Pharmaceuticals, Inc.[1]	18,732,500
156,000	WaVe Life Sciences, Ltd.[1]	5,475,600
		227,677,810
	BUILDING MATERIALS - 3.9%
506,500	JELD-WEN Holding, Inc.[1]	19,940,905
75,000	Lennox International, Inc.	15,619,500
170,000	Masonite International Corp.[1]	12,605,500
110,000	Vulcan Materials Co.	14,120,700
		62,286,605
	COMMERCIAL SERVICES - 4.8%
610,000	KAR Auction Services, Inc.	30,811,100
704,100	Macquarie Infrastructure Corp.	45,203,220
		76,014,320
	COMPUTERS - 0.5%
168,000	Varonis Systems, Inc.[1]	8,156,400

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
242,000	Ellie Mae, Inc.[1]	21,634,800

	ELECTRIC - 2.3%
1,418,600	8Point3 Energy Partners LP2	21,576,906
736,000	Atlantica Yield PLC	15,610,560
		37,187,466
	ELECTRONICS - 1.5%
295,000	Arrow Electronics, Inc.[1]	23,720,950

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	7

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	2 of 3

Shares		Fair Value

	ENERGY-ALTERNATE SOURCES - 3.3%
735,000	NextEra Energy Partners LP	$31,685,850
970,000	Pattern Energy Group, Inc.	20,845,300
		52,531,150
	ENVIRONMENTAL CONTROL - 2.3%
517,000	Waste Connections, Inc.	36,675,980

	FOOD - 1.9%
3,902,025	SunOpta, Inc.[1]	30,240,694

	HAND/MACHINE TOOLS - 1.8%
160,000	Snap-on, Inc.	27,888,000

	INTERNET - 6.9%
90,000	Palo Alto Networks, Inc.[1]	13,044,600
158,000	Proofpoint, Inc.[1]	14,031,980
689,000	Trade Desk, Inc.[1]	31,507,970
626,000	Wayfair, Inc.[1]	50,249,020
		108,833,570
	IRON/STEEL - 2.4%
871,000	Steel Dynamics, Inc.	37,566,230

	PHARMACEUTICALS - 8.6%
323,000	AbbVie, Inc.	31,237,330
139,000	Agios Pharmaceuticals, Inc.[1]	7,946,630
863,000	Aimmune Therapeutics, Inc.[1]	32,638,660
997,000	Ascendis Pharma A/S1	39,939,820
1,344,376	Collegium Pharmaceutical, Inc.[1]	24,817,181
2,379,484	ESSA Pharma, Inc.[1,2,3]	504,213
1,824	Myovant Sciences Ltd.[1]	23,055
		137,106,889
	RETAIL - 3.3%
565,000	Lowe’s Cos., Inc.	52,511,100

	SEMICONDUCTORS - 8.6%
172,000	ASML Holding NV	29,897,040
370,000	Cirrus Logic, Inc.[1]	19,188,200
555,000	Inphi Corp.[1]	20,313,000
826,000	Integrated Device Technology, Inc.[1]	24,556,980
227,000	Lam Research Corp.	41,783,890
		135,739,110
	SOFTWARE - 6.5%
576,000	Five9, Inc.[1]	14,330,880
208,000	HubSpot, Inc.[1]	18,387,200
842,000	Instructure, Inc.[1]	27,870,200
18,382	Paycom Software, Inc.[1]	1,476,626
331,000	Splunk, Inc.[1]	27,420,040
575,000	Twilio, Inc.[1]	13,570,000
		103,054,946

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	8

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	2 of 3

Shares				Fair Value

	TELECOMMUNICATIONS - 0.1%
42,246	GTT Communications, Inc.[1]			$1,983,450

	TRANSPORTATION - 4.5%
788,000	XPO Logistics, Inc.[1]			72,172,920

	TOTAL COMMON STOCK (Cost $965,481,388)			1,380,938,745

	PREFERRED STOCK - 0.3%
	PHARMACEUTICALS - 0.3%
3,062,500	Entasis Therapeutics Class B1, 2, 4, 5			1,716,531
5,190,678	Entasis Therapeutics Class B1[1,2,4,5]			2,909,375
	TOTAL PREFERRED STOCK (Cost $6,125,110)			4,625,906

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.5%
300,000	Crown Castle International Corp.			33,303,000
80,000	Extra Space Storage, Inc.			6,996,000
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			15,278,100
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $40,777,904)			55,577,100

			Notional
			Value at
			December
Contracts		Counterparty	31, 2017	Fair Value
	SCHEDULE OF CALL OPTIONS PURCHASED - 0.2%[6]
1,000	Sage Therapeutics, Inc. Expiration January 2017, Exercise Price $130 (Cost $544,773)	Options Clearing Corp.	$ 13,000,000	3,635,000

Shares
	SHORT-TERM INVESTMENTS - 8.0%
4,977,845	Federated Treasury Obligations Fund - Institutional Class, 0.88%[7]			4,977,845
121,586,087	Fidelity Investments Money Market Fund - Institutional Class, 1.18%[7]			121,586,087
	TOTAL SHORT-TERM INVESTMENTS (Cost $126,563,932)			126,563,932

	TOTAL INVESTMENTS - 99.1% (Cost $1,139,493,107)[8]			$1,571,340,683
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			14,301,097
	TOTAL NET ASSETS - 100.0%			$1,585,641,780

1.	Non-Income producing security.

2.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

3.	Illiquid security. As of December 31, 2017 represented 0.0% of Total Net Assets

4.	Fair valued security. As of December 31, 2017 fair valued securities had a market value of $4,625,906 and represented 0.3% of Total Net Assets.

5.	Private investment.

6.	Each Option contract allows the holder of the options to purchase/sell 100 shares of the underlying security at the exercise price.

7.	Interest rate reflects seven-day effective yield on December 31, 2017.

8.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,130,990,401 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$467,949,396
Unrealized depreciation	(27,599,114)
Net unrealized appreciation	$440,350,282

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	9

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND
Portfolio of Investments (Unaudited) December 31, 2017	1 of 3

Shares		Fair Value

	COMMON STOCK - 73.6%
	AGRICULTURE - 1.9%
800	Bunge Ltd.	$53,664

	AUTO MANUFACTURERS - 4.7%
2,350	Honda Motor Co. Ltd.	80,088
1,250	New Flyer Industries, Inc.	53,873
		133,961
	AUTO PARTS & EQUIPMENT - 5.0%
2,000	Cie Generale des Etablissements Michelin	57,240
1,500	Magna International, Inc.	85,005
		142,245
	BANKS - 7.6%
3,100	First Hawaiian, Inc.	90,458
7,000	Nordea Bank AB	84,770
1,600	Westpac Banking Corp.	39,008
		214,236
	BUILDING MATERIALS - 3.4%
2,500	Johnson Controls International PLC	95,275

	COMMERCIAL SERVICES - 1.2%
2,200	Atlantia SpA	34,694

	ELECTRIC - 15.6%
2,800	8Point3 Energy Partners LP	42,588
3,000	Atlantica Yield PLC	63,630
2,800	Brookfield Renewable Partners LP	97,748
20,000	Cia Energetica de Minas Gerais	41,200
2,000	EDP - Energias de Portugal SA	69,320
2,500	Hydro One Ltd.	44,786
1,300	NRG Yield, Inc.	24,570
5,000	Red Electrica Corp SA	55,950
		439,792
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.9%
300	Acuity Brands, Inc.	52,800
5,000	Schneider Electric SE	84,725
		137,525
	ENERGY-ALTERNATE SOURCES - 5.4%
1,600	NextEra Energy Partners LP	68,976
2,000	Pattern Energy Group, Inc.	42,980
3,300	TerraForm Power, Inc.	39,468
		151,424
	ENGINEERING & CONSTRUCTION - 1.4%
1,500	Vinci SA	38,250

	ENVIORNMENTAL CONTROL - 1.6%
2,700	Covanta Holding Corp.	45,630

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	10

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	2 of 3

Shares		Fair Value

	HAND/MACHINE TOOLS - 2.2%
365	Snap-on, Inc.	$63,619

	INSURANCE - 3.0%
4,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	86,560

	MACHINERY-CONSTRUCTION & MINING - 2.7%
2,800	ABB Ltd.	75,096

	MISCELLANEOUS MANUFACTURING - 3.9%
700	Eaton Corp. PLC	55,307
600	Ingersoll-Rand PLC	53,514
		108,821
	OFFICE FURNISHINGS - 2.4%
1,700	Herman Miller, Inc.	68,085

	RETAIL - 2.0%
6,000	Kingfisher PLC	56,520

	SEMICONDUCTORS - 3.5%
2,500	Taiwan Semiconductor Manufacturing Co. Ltd.	99,125

	TELECOMMUNICATIONS - 1.2%
5,000	Telefonaktiebolaget LM Ericsson	33,400

	TOTAL COMMON STOCK (Cost $2,029,729)	2,077,922

	PREFERRED STOCK - 2.2%
	AGRICULTURE - 2.2%
600	Bunge Ltd.	62,424
	TOTAL PREFERRED STOCK (Cost $62,546)	62,424

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.7%
3,045	British Land Co. PLC	29,110
1,500	Brandywine Realty Trust	27,285
55	Crown Castle International Corp.	62,084
2,200	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,932
400	Ventas, Inc.	24,004
350	Welltower, Inc.	22,320
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $212,047)	217,735

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	11

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	3 of 3

Shares		Fair Value

	SHORT-TERM INVESTMENTS - 22.1%
622,997	Fidelity Investments Money Market Fund - Institutional Class, 1.18%[1]	$622,997
	TOTAL SHORT-TERM INVESTMENTS (Cost $622,997)	622,997

	TOTAL INVESTMENTS - 105.6% (Cost $2,927,319)[2]	$2,981,078
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%	(158,634)
	TOTAL NET ASSETS - 100.0%	$2,822,444

1.	Interest rate reflects seven-day effective yield on December 31, 2017.

2.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,927,319 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$84,579
Unrealized depreciation	(30,820)
Net unrealized appreciation	$53,759

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	12

EVENTIDE HEALTH CARE &
LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) December 31, 2017	1 of 3

Shares		Fair Value

	COMMON STOCK - 92.0%
	BIOTECHNOLOGY - 45.9%
113,600	ACADIA Pharmaceuticals, Inc.[1]	$3,420,496
128,900	Acceleron Pharma, Inc.[1]	5,470,516
850,000	Achillion Pharmaceuticals, Inc.[1]	2,448,000
90,000	Alnylam Pharmaceuticals, Inc.[1]	11,434,500
225,000	Audentes Therapeutics, Inc.[1]	7,031,250
120,000	Avexis, Inc.[1]	13,280,400
290,000	BioCryst Pharmaceuticals, Inc.[1]	1,423,900
242,000	BioHaven Pharmaceutical Holding Co. Ltd.[1]	6,529,160
75,000	BioMarin Pharmaceutical, Inc.[1]	6,687,750
68,965	Bluebird Bio, Inc.[1]	12,282,666
150,000	Blueprint Medicines Corp.[1]	11,311,500
75,300	Celgene Corp.[1]	7,858,308
124,000	Dermira, Inc.[1]	3,448,440
125,000	Eiger BioPharmaceuticals, Inc.[1]	1,743,750
100,000	Exact Sciences Corp.[1]	5,254,000
105,000	Five Prime Therapeutics, Inc.[1]	2,301,600
27,000	Incyte Corp.[1]	2,557,170
104,000	Loxo Oncology, Inc.[1]	8,754,720
147,000	MacroGenics, Inc.[1]	2,793,000
68,200	PTC Therapeutics, Inc.[1]	1,137,576
120,000	Prothena Corp. PLC[1]	4,498,800
20,000	Puma Biotechnology, Inc.[1]	1,977,000
7,500	Regeneron Pharmaceuticals, Inc.[1]	2,819,700
97,000	Sage Therapeutics, Inc.[1]	15,976,870
120,000	Seattle Genetics, Inc.[1]	6,420,000
150,000	Spark Therapeutics, Inc.[1]	7,713,000
410,000	Stemline Therapeutics, Inc.[1]	6,396,000
2,265,455	Sunesis Pharmaceuticals, Inc.[1,2]	8,359,529
87,400	Ultragenyx Pharmaceutical, Inc.[1]	4,053,612
1,850,000	VBI Vaccines, Inc.[1]	7,899,500
930,000	Veracyte, Inc.[1]	6,072,900
55,000	Vertex Pharmaceuticals, Inc.[1]	8,242,300
1,700,000	Vical, Inc.[1,2]	3,111,000
277,500	WaVe Life Sciences, Ltd.[1]	9,740,250
		210,449,163
	HEALTHCARE-PRODUCTS - 1.5%
75,000	Natus Medical, Inc.[1]	2,865,000
110,000	Repligen Corp.[1]	3,990,800
		6,855,800
	PHARMACEUTICALS - 41.9%
110,000	AbbVie, Inc.	10,638,100
140,000	Aclaris Therapeutics, Inc.[1]	3,452,400
75,000	Agios Pharmaceuticals, Inc.[1]	4,287,750
363,000	Aimmune Therapeutics, Inc.[1]	13,728,660

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	13

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	2 of 3

Shares		Fair Value

	PHARMACEUTICALS (Cont.) - 41.9%
420,000	Akcea Therapeutics, Inc.[1]	$7,291,200
175,000	Aquinox Pharmaceuticals, Inc.[1]	2,058,000
335,540	Ascendis Pharma A/S1	13,441,732
172,000	Cidara Therapeutics, Inc.[1]	1,169,600
60,000	Clementia Pharmaceuticals, Inc.[1]	1,138,800
863,234	Collegium Pharmaceutical, Inc.[1]	15,935,300
170,000	DBV Technologies SA1	4,182,000
339,926	ESSA Pharma, Inc.[1,3]	72,030
741,175	Fennec Pharmaceuticals, Inc.[1]	7,389,515
52,000	Galapagos NV1	4,875,520
63,500	GW Pharmaceuticals PLC[1]	8,382,635
275,000	InflaRx NV1	5,761,250
192,000	Ironwood Pharmaceuticals, Inc.[1]	2,878,080
709,000	KalVista Pharmaceuticals, Inc.[1,2]	6,912,750
110,000	MyoKardia, Inc.[1]	4,631,000
550,276	Myovant Sciences Ltd.[1]	6,955,489
156,000	Neurocrine Biosciences, Inc.[1]	12,104,040
275,000	Protagonist Therapeutics, Inc.[1]	5,720,000
161,000	Sarepta Therapeutics, Inc.[1]	8,958,040
130,000	Supernus Pharmaceuticals, Inc.[1]	5,180,500
150,000	Syros Pharmaceuticals, Inc.[1]	1,459,500
26,000	TESARO, Inc.[1]	2,154,620
463,700	Tetraphase Pharmaceutical, Inc.[1]	2,921,310
900,000	Tracon Pharmaceuticals, Inc.[1,2]	3,015,000
703,425	Voyager Therapeutics, Inc.[1]	11,676,855
313,000	Xencor, Inc.[1]	6,860,960
168,000	Zogenix, Inc.[1]	6,728,400
		191,961,036
	SOFTWARE - 2.7%
37,000	athenahealth, Inc.[1]	4,922,480
108,200	Cerner Corp.[1]	7,291,598
		12,214,078

	TOTAL COMMON STOCK (Cost $308,480,164)	421,480,077

	PREFERRED STOCK - 0.2%
	PHARMACEUTICALS - 0.2%
437,500	Entasis Therapeutics Class B1, 4, 5	245,219
741,525	Entasis Therapeutics Class B1[1,4,5]	415,625
	TOTAL PREFERRED STOCK (Cost $875,110)	660,844

	WARRANTS - 0.0%
112,500	Sunesis Pharmaceuticals, Inc., $1.40, Expiration 10/25/2018[1,4]	157,500
	TOTAL WARRANTS (Cost $0.00)

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	14

EVENTIDE HEALTH CARE &
LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	3 of 3

Shares		Fair Value

	SHORT-TERM INVESTMENTS - 7.5%
2,102,288	Federated Treasury Obligations Fund - Institutional Class, 0.88%[6]	$2,102,288
32,236,352	Fidelity Investments Money Market Fund - Institutional Class, 1.18%[6]	32,236,352
	TOTAL SHORT-TERM INVESTMENTS (Cost $34,338,640)	34,338,640

	TOTAL INVESTMENTS - 99.7% (Cost $343,693,914)[7]	$456,637,061
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.3%	1,445,745
	TOTAL NET ASSETS - 100.0%	$458,082,806

1.	Non-Income producing security.

2.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

3.	Illiquid security. As of December 31, 2017 represented 0.0% of Total Net Assets.

4.	Fair valued security. As of December 31, 2017 fair valued securities had a market value of $818,344 and represented 0.2% of Total Net Assets.

5.	Private investment.

6.	Interest rate reflects seven-day effective yield on December 31, 2017.

7.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $344,530,395 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$128,993,338
Unrealized depreciation	(16,886,672)
Net unrealized appreciation	$112,106,666

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	15

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) December 31, 2017	1 of 7

Shares		Fair Value

	COMMON STOCK - 42.8%
	AGRICULTURE - 1.2%
17,500	Bunge Ltd.	$1,173,900

	AUTO MANUFACTURERS - 2.8%
52,000	Honda Motor Co., Ltd. -ADR	1,772,160
20,000	New Flyer Industries, Inc.	861,966
		2,634,126
	AUTO PARTS & EQUIPMENT - 2.8%
49,000	Cie Generale des Etablissement Michelin - ADR	1,402,380
21,500	Magna International, Inc.	1,218,405
		2,620,785
	BANKS - 3.8%
70,000	First Hawaiian, Inc.	2,042,600
65,000	Nordea Bank - ADR	787,150
32,500	Westpac Banking Corp. - ADR	792,350
		3,622,100
	BUILDING MATERIALS - 2.0%
50,000	Johnson Controls International PLC	1,905,500

	COMMERCIAL SERVICES - 3.9%
100,000	Atlantia SpA - ADR	1,577,000
33,000	Macquarie Infrastructure Corp.	2,118,600
		3,695,600
	ELECTRIC - 7.4%
66,500	Atlantica Yield PLC	1,410,465
275,000	Cia Energetica de Minas Gerais - ADR	566,500
37,500	EDP - Energias de Portugal SA - ADR	1,299,750
76,500	EDP - Renovaveis SA	638,392
46,500	Hydro One Limited[1]	833,015
30,000	NRG Yield, Inc.	567,000
55,000	Red Electrica Corp. - ADR	615,450
60,000	SSE PLC - ADR	1,070,400
		7,000,972
	ELECTRICAL COMPONENETS & EQUIPMENT - 2.3%
3,000	Acuity Brands, Inc.	528,000
100,000	Schneider Electric - ADR	1,694,500
		2,222,500
	ENERGY-ALTERNATE SOURCES - 2.4%
52,500	Pattern Energy Group, Inc.	1,128,225
100,000	Terraform Power, Inc.	1,196,000
		2,324,225
	ENGINEERING & CONSTRUCTION - 1.3%
49,800	Vinci SA - ADR	1,269,900

	ENVIRONMENTAL CONTROL - 0.7%
38,000	Covanta Holding Corp.	642,200

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	16

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	2 of 7

Shares		Fair Value

	HAND/MACHINE TOOLS - 0.7%
4,000	Snap-on, Inc.	$697,200

	INSURANCE - 1.7%
72,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	1,568,900

	MACHINERY - CONSTRUCTION & MINING - 2.0%
72,500	ABB, Ltd. - ADR	1,944,450

	MISCELLANEOUS MANUFACTURING - 1.0%
12,000	Eaton Corp. PLC	948,120

	OFFICE FURNISHINGS - 1.3%
30,000	Herman Miller, Inc.	1,201,500

	PHARMACEUTICALS - 1.4%
14,000	AbbVie, Inc.	1,353,940

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.5%
51,155	British Land Co. PLC - ADR	489,042

	RETAIL - 1.3%
135,000	Kingfisher PLC - ADR	1,271,700

	SEMICONDUCTORS - 1.5%
36,000	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR	1,427,400

	TELECOMMUNICATIONS - 0.6%
90,000	Telefonaktiebolaget LM Ericsson - ADR	601,200

	TRANSPORTATION - 0.2%
1,000	Norfolk Southern Corp.	144,900

	TOTAL COMMON STOCK (Cost $37,074,812)	40,760,160

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.1%
80,000	Brandywine Realty Trust	1,455,200
5,000	Crown Castle International Corp.	555,050
2,000	Extra Space Storage, Inc.	174,900
60,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,443,600
55,000	Lexington Realty Trust	530,750
12,000	Liberty Property Trust	516,120
9,500	Ventas, Inc.	570,095
8,500	Welltower, Inc.	542,045
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $5,165,796)	5,787,760

	PREFERRED STOCK - 7.5%
	AGRICULTURE - 1.7%
15,000	Bunge, Ltd., 4.88%, Perpetual	1,560,600

	BANKS - 1.2%
45,000	First Republic Bank, 7.00%, Perpetual	1,175,850

	PRIVATE EQUITY - 1.2%
45,787	Hercules Capital, Inc., 6.25%, 7/30/2024	1,173,063

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	17

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	3 of 7

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 3.4%
21,000	Annaly Capital Management, Inc., 6.95%, Perpetual, Quarterly US LIBOR +4.9930%	$542,220
700	Crown Castle International Corp. , 6.88%, Perpetual	790,160
52,086	Digital Realty Trust, Inc., 7.38%, Perpetual	1,389,134
20,000	Public Storage, 6.38%, Perpetual	532,000
		3,253,514

	TOTAL PREFERRED STOCK (Cost $7,057,736)	7,163,027

	LIMITED PARTNERSHIPS – 9.3%
	ELECTRIC – 3.4%
40,000	8Point3 Energy Partners LP	608,400
75,000	Brookfield Renewable Partners LP	2,618,250
		3,226,650
	ENERGY – ALTERNATIVE SOURCES – 2.1%
46,000	NextEra Energy Partners LP	1,983,060

	GAS – 1.2%
25,000	AmeriGas Partners LP	1,155,750

	PIPELINES – 2.6%
62,500	Spectra Energy Partners LP	2,471,250

	TOTAL LIMITED PARTNERSHIPS (Cost $8,389,211)	8,836,710

Par Value
	BONDS – 18.4%
	AGRICULTURE – 0.1%
$100,000	Bunge Ltd Finance Corp., 3.50%, 11/24/2020	$102,156

	AUTO MANUFACTURERS – 0.7%
700,000	Tesla, Inc., 5.30%, 8/15/2025[1]	671,125

	AUTO PARTS & EQUIPMENT – 0.6%
400,000	Lear Corp., 5.25%, 1/15/2025	427,265
175,000	Lear Corp., 5.38%, 3/15/2024	185,160
		612,425
	BANKS – 1.4%
250,000	Bank of America Corp., 1.95%, 5/12/2018	250,033
170,000	BB&T Corp., 2.63%, 6/29/2020	171,218
225,000	Citizens Financial Group, Inc., 2.38%, 7/28/2021	222,244
165,000	First Horizon National Corp., 3.50%, 12/15/2020	168,609
250,000	Morgan Stanley, 2.20%, 12/7/2018	250,344
250,000	Toronto-Dominion Bank, 1.85%, 9/11/2020	247,333
		1,309,781
	BIOTECHNOLOGY – 0.4%
400,000	Acorda Therapeutics, Inc., 1.75%, 6/15/2021	340,750

	BUILDING MATERIALS – 0.3%
126,000	Masco Corp., 5.95%, 3/15/2022	139,630
150,000	Masonite International Corp., 5.63%, 3/15/2023[1]	157,545
		297,175

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	18

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	4 of 7

Par Value		Fair Value

	COMMERCIAL SERVICES – 1.0%
$1,000,000	Local Initiatives Support Corp., 3.01%, 3/1/2022	$992,257

	COMPUTERS – 0.9%
275,000	Apple, Inc., 2.85%, 2/23/2023	278,919
520,000	Western Digital Corp., 10.50%, 4/1/2024	603,850
		882,769
	DISTIBUTION/WHOLESALE – 0.2%
150,000	LKQ Corp., 4.75%, 5/15/2023	154,125

	DIVERSIFIED FINANCIAL SERVICES – 2.5%
150,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	148,894
225,000	Eaton Vance Corp., 3.63% 6/15/2023	232,232
1,250,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,289,063
225,000	Intercontinental Exchange, Inc., 3.75%, 12/1/2025	236,792
175,000	Lazard Group LLC, 4.25%, 11/14/2020	182,399
275,000	TD Ameritrade Holding Corp., 2.95%, 4/1/2022	278,453
		2,367,833
	ELECTRIC – 1.1%
225,000	Georgia Power Co., 3.25%, 4/1/2026	225,845
225,000	MidAmerican Energy Co., 3.10%, 5/1/2027	226,411
100,000	NRG Yield, Inc., 3.50%, 2/1/2019[1]	101,438
250,000	NRG Yield Operating LLC, 5.00%, 9/15/2026	255,000
250,000	NRG Yield Operating LLC, 5.38%, 8/15/2024	260,000
		1,068,694
	ENERGY-ALTERNATIVE SOURCES – 0.1%
100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020	101,938

	ENGINEERING & CONSTRUCTION – 0.2%
145,000	MasTec, Inc., 4.88%, 3/15/2023	148,625

	ENVIRONMENTAL CONTROL – 0.4%
350,000	Convanta Holding Corp., 6.38%, 10/01/2022	358,750

	HOME BUILDERS – 0.1%
125,000	Lennar Corp., 6.95%, 6/1/2018	127,656

	INSURANCE – 0.8%
250,000	Aflac, Inc., 3.25%, 3/17/2025	254,345
200,000	Primerica, Inc., 4.75%, 7/15/2022	214,104
250,000	UNUM Group, 4.00%, 3/15/2024	260,691
		729,140
	IRON/STEEL – 0.3%
250,000	Steel Dynamics, Inc. 5.25%, 4/15/2023	258,750

	MACHINERY- DIVERSIFIED – 0.2%
100,000	Roper Technologies, Inc., 3.80%, 12/15/2026	103,316
100,000	Roper Technologies, Inc., 6.25%, 9/1/2019	106,186
		209,502
	MISCELLANEOUS MANUFACTURING – 0.2%
200,000	Eaton Corp., 4.00%, 11/2/2032	207,092

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	19

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	5 of 7

Par Value		Fair Value

	MULTI - NATIONAL - 0.3%
$250,000	European Investment Bank, 2.50%, 10/15/2024	$250,026

	PACKAGING & CONTAINERS - 0.4%
125,000	Berry Global, Inc., 5.13%, 7/15/2023	130,469
125,000	Sealed Air Corp., 5.13%, 12/01/2024[1]	134,375
100,000	WestRock RKT Co., 4.90%, 3/1/2022	107,940
		372,784
	PIPELINES - 0.2%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020[1]	101,485
100,000	Spectra Energy Capital, LLC., 5.65%, 3/1/2020	105,541
		207,026
	PRIVATE EQUITY - 0.2%
200,000	Hercules Capital, Inc., 4.38%, 2/1/2022[1]	206,125

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.6%
215,000	Boston Properties LP, 5.63%, 11/15/2020	232,673
350,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	357,447
250,000	Brandywine Operating Partnership LP, 4.10%, 10/1/2024	254,476
250,000	Crown Castle International Corp., 3.65%, 9/1/2027	249,893
300,000	Crown Castle International Corp., 5.25%, 1/15/2023	328,849
250,000	Digital Realty Trust LP, 2.75%, 2/1/2023	248,095
250,000	Digital Realty Trust LP, 5.25%, 3/15/2021	268,391
75,000	HCP, Inc., 2.63%, 2/1/2020	75,302
100,000	HCP, Inc., 4.00%, 12/1/2022	104,822
250,000	HCP, Inc., 4.00%, 6/1/2025	257,741
100,000	Healthcare Trust of America, 2.95%, 7/1/2022	99,841
130,000	Highwoods Realty LP, 3.20%, 6/15/2021	131,209
100,000	Kimco Realty Corp., 6.88%, 10/1/2019	107,520
320,000	Lexington Realty Trust, 4.40%, 6/15/2024	322,838
200,000	Mid-America Apartments LP, 3.60%, 6/01/2027	200,730
245,000	Public Storage, 2.37%, 9/15/2022	241,891
215,000	Simon Property Group LP, 3.75%, 2/1/2024	223,930
165,000	Tanger Properties, 3.88%, 7/15/2027	165,112
250,000	Washington Real Estate Investment Trust, 3.95%, 10/15/2022	256,841
215,000	Welltower, Inc., 4.50%, 1/15/2024	230,041
50,000	WP Carey, Inc., 4.60%, 4/1/2024	52,301
		4,409,943
	RETAIL - 0.6%
200,000	AutoNation, Inc., 3.5%, 11/15/2024	198,121
160,000	AutoZone, Inc., 4.00%, 11/15/2020	166,162
160,000	Penske Auto Group, Inc., 5.75%, 10/01/2022	165,100
		529,383
	TELLECOMMUNICATIONS - 0.3%
300,000	Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/2022	302,406

	TRANSPORTATION - 0.3%
250,000	XPO Logistics, Inc., 6.50%, 6/15/2022[1]	261,875

	TOTAL BONDS (Cost $17,384,770)	17,480,111

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	20

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	6 of 7

Par Value		Fair Value

	MUNICIPAL BONDS - 3.4%
	CALIFORNIA - 1.0%
$200,000	City of Los Angeles CA Wastewater System Revenue, 3.69%, 6/1/2032	$204,359
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025	94,890
675,000	San Francisco City & County Redevelopment Agency, 3.53%, 8/1/2025	688,284
		987,533
	CONNECTICUT - 0.4%
400,000	State of Connecticut, 2.70%, 9/01/2022	389,498

	HAWAII - 0.1%
150,000	City & County of Honolulu HI, 2.52%, 10/1/2026	145,268

	ILLINOIS - 0.6%
500,000	Kane Cook & DuPage etc Counties Community College, 5.63%, 12/15/2031	538,645

	MASSACHUSETTS - 0.0%
30,000	Town of Lancaster MA, 2.85%, 9/15/2019	29,936

	MICHIGAN - 0.2%
25,000	County of Ottawa MI, 7.00%, 5/1/2027	26,605
95,000	Detroit City School District, 6.25%, 5/1/2018	96,174
20,000	Fraser Public School District, 5.45%, 5/1/2020	20,815
		143,594
	NEW JERSEY - 0.4%
315,000	Mainland Regional High School District, 5.38%, 10/15/2025	329,312

	NEW YORK - 0.0%
25,000	City of Auburn NY, 2.63%, 3/1/2020	24,881

	PENNSYLVANIA - 0.5%
400,000	Commonwealth of Pennsylvania, 5.35%, 5/1/2030	425,380

	TEXAS - 0.2%
235,000	Dallas County Schools, 3.45%, 12/01/2022	209,127

	TOTAL MUNICIPAL BONDS (Cost $3,279,049)	3,223,174

	ASSET BACKED SECURITIES - 6.1%
75,000	CarMax Auto Owner Trust 2013-4, 1.95%, 9/16/2019	75,001
443,123	FGLMC Collateral, 3.00%, 10/1/2032	451,584
300,461	FGLMC Collateral, 3.00%, 2/1/2041	301,823
245,137	FGLMC Collateral, 3.50% 10/1/2043	253,051
117,886	FGLMC Collateral, 3.50% 1/1/2044	121,686
373,627	FGLMC Collateral, 3.50% 11/1/2044	384,699
172,377	FGLMC Collateral, 3.50% 9/1/2046	177,341
164,218	FGLMC Collateral, 4.00%, 11/1/2044	171,809
202,325	FGLMC Collateral, 4.00%, 1/1/2045	211,689
251,175	FGLMC Collateral, 4.00%, 2/1/2045	262,808
381,805	FGLMC Collateral, 4.00%, 11/1/2045	399,470
118,315	FGLMC Collateral, 4.50%, 1/1/2040	127,651
443,438	FNMA Collateral, 3.00%, 11/1/2032	452,044
154,644	FNMA Collateral, 3.00%, 12/1/2042	155,529

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	21

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2017	7 of 7

Par Value		Fair Value

	ASSET BACKED SECURITIES (Cont.) - 6.1%
$244,812	FNMA Collateral, 3.00%, 7/1/2043	$246,187
135,662	FNMA Collateral, 3.50%, 3/1/2045	139,404
214,049	FNMA Collateral, 3.50%, 1/1/2046	219,953
345,600	FNMA Collateral, 4.00%, 9/1/2047	361,929
123,531	FNMA Collateral, 4.50%, 7/1/2040	132,436
183,475	FNMA Collateral, 4.50%, 9/1/2040	196,757
266,630	FNMA Collateral, 4.50%, 6/1/2044	285,930
152,858	GNMA2 Collateral, 3.00%, 1/20/2046	154,441
131,502	GNMA2 Collateral, 3.50%, 11/20/2045	136,193
164,615	GNMA2 Collateral, 4.00%, 9/20/2045	172,595
243,510	Option One Mortgage Loan Trust, 2.23%, 11/25/2034, Monthly US LIBOR +0.6800%	234,331
	TOTAL ASSET BACKED SECURITIES (Cost $5,892,331)	5,826,341

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
99,535	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 2/15/2019	100,211
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $100,964)	100,211

Shares

	SHORT-TERM INVESTMENTS - 5.7%
1,988,045	Federated Treasury Obligations Fund - Institutional Class, 0.88%[2]	1,988,045
3,490,408	Fidelity Investments Money Market Fund - Institutional Class, 1.18%[2]	3,490,408
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,478,453)	5,478,453

	TOTAL INVESTMENTS - 99.4% (Cost $89,823,122)[3]	$94,655,947
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	614,384
	TOTAL NET ASSETS - 100.0%	$95,270,331

ADR - American Depository Receipts

PLC - Public Limited Company

1.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.6% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

2.	Interest rate reflects seven-day effective yield on December 31, 2017.

3.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $89,578,735 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,637,709
Unrealized depreciation	(1,560,497)
Net unrealized appreciation	$5,077,212

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	22

EVENTIDE FUNDS
Statements of Assets and Liabilities (Unaudited) December 31, 2017

		Eventide Global	Eventide
		Dividend	Healthcare	Eventide Multi-
	Eventide Gilead	Opportunities	& Life Sciences	Asset Income
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$1,105,643,333	$2,927,319	$321,476,324	$89,823,122
Affiliated investments at cost	33,849,774	—	22,217,590	—
Total investments at cost	1,139,493,107	2,927,319	343,693,914	89,823,122
Unaffiliated investments at value	$1,544,633,658	$2,981,078	$435,238,782	$94,655,947
Affiliated investments at value	26,707,025	—	21,398,279	—
Total investments at value	1,571,340,683	2,981,078	456,637,061	94,655,947
Cash held at custodian	18,689,437	—	—	818,625
Receivable for securities sold	11,235,164	—	5,647,713	—
Receivable for Fund shares sold	1,949,332	5,000	967,782	353,289
Dividends and interest receivable	1,550,619	6,640	14,764	452,160
Due from Management	—	8,977	—	—
Prepaid expenses and other assets	47,805	—	58,494	51,872
TOTAL ASSETS	1,604,813,040	3,001,695	463,325,814	96,331,893

LIABILITIES
Payable for investments purchased	15,767,346	172,807	4,239,398	776,608
Management fees payable	1,311,694	—	410,901	33,434
Distribution (12b-1) fees payable	1,247,380	43	289,268	44,191
Payable for Fund shares repurchased	599,403	12	252,800	171,986
Payable to related parties	102,885	1,086	29,069	7,058
Accrued expenses and other liabilities	142,552	5,303	21,572	2,789
Due to broker	—	—	—	25,496
TOTAL LIABILITIES	19,171,260	179,251	5,243,008	1,061,562
NET ASSETS	$1,585,641,780	$2,822,444	$458,082,806	$95,270,331

Composition of Net Assets:
Paid in capital	$1,201,116,621	$2,775,975	$343,056,768	$89,335,882
Accumulated net investment income (loss)	5,685,957	3,894	(5,343,571)	315,242
Accumulated net realized gain (loss) from security transactions	(53,008,374)	(11,184)	7,426,462	786,218
Net unrealized appreciation on investments	431,847,576	53,759	112,943,147	4,832,989
NET ASSETS	$1,585,641,780	$2,822,444	$458,082,806	$95,270,331

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	23

EVENTIDE FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued) December 31, 2017

		Eventide Global	Eventide
		Dividend	Healthcare	Eventide Multi-
	Eventide	Opportunities	& Life Sciences	Asset
	Gilead Fund	Fund	Fund	Income Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$361,523,597	$95,266	$50,330,835	$14,541,967
Shares of beneficial interest outstanding[1]	10,557,297	9,329	1,755,550	1,305,561
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share[2]	$34.24	$10.21	$28.67	$11.14

Class A Shares:
Net Assets	$281,535,755	$45,919	$107,335,152	$12,340,474
Shares of beneficial interest outstanding[1]	8,249,818	$4,500	3,757,668	1,107,952
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share[2]	$34.13	$10.20	$28.56	$11.14

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$36.21	$10.82	$30.30	$11.82

Class C Shares:
Net Assets	$205,118,212	$1,023	$57,268,187	$6,913,209
Shares of beneficial interest outstanding[1]	6,413,668	100	2,081,641	621,949
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share[2]	$31.98	$10.223	$27.51	$11.12

Class I Shares:
Net Assets	$737,464,216	$2,680,236	$243,148,633	$61,474,681
Shares of beneficial interest outstanding[1]	21,198,536	262,456	8,401,956	5,518,601
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share[2]	$34.79	$10.21	$28.94	$11.14

1.	Unlimited number of shares of beneficial interest authorized, no par value.

2.	Redemptions made in the Eventide Healthcare & Life Sciences Fund within 180 days of purchased may be assessed a redemption fee of 1.00%.

3.	NAV does not recalculate due to rounding.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	24

EVENTIDE FUNDS
Statements of Operations (Unaudited)	1 of 2
For the Six Months Ended December 31, 2017

		Eventide Global
		Dividend	Eventide	Eventide Multi-
	Eventide	Opportunities	Healthcare & Life	Asset Income
	Gilead Fund	Fund[1]	Sciences Fund	Fund

INVESTMENT INCOME
Unaffiliated dividend income	$7,943,227	$16,481	$140,800	$1,189,960
Affiliated dividend income	1,158,287	—	—	—
Interest	544,145	1,722	80,434	439,557
Less: Foreign dividend withholding taxes	(48,665)	(668)	—	(17,483)
TOTAL INVESTMENT INCOME	9,596,994	17,535	221,234	1,612,034

EXPENSES
Management fees	7,262,477	4,282	2,227,782	325,538
Distribution (12b-1) fees:
Class N	335,992	39	42,626	12,945
Class A	470,968	10	157,751	21,934
Class C	974,562	3	264,320	32,067
Non 12b-1 shareholder servicing fees	511,327	1,642	101,069	24,198
Administrative fees	390,687	229	111,178	38,088
Management services fees	226,944	1,411	64,861	16,303
Printing and postage expenses	101,233	1,643	40,329	11,594
Custodian fees	39,321	1,577	12,654	5,445
Registration fees	32,025	5,400	27,600	27,600
Compliance officer fees	21,173	3,250	7,864	7,864
Legal fees	14,619	1,577	11,594	5,395
Audit fees	11,594	4,270	7,183	7,183
Insurance expense	10,120	450	1,840	552
Trustees fees and expenses	9,218	1,117	6,050	4,179
Custody Overdraft Fees	—	—	3	28
Other expenses	2,017	9,643	1,211	1,211
TOTAL EXPENSES	10,414,277	36,543	3,085,915	524,124

Less: Fees waived by the Manager	—	(30,847)	—	(51,127)
NET EXPENSES	10,414,277	5,696	3,085,915	490,997

NET INVESTMENT INCOME (LOSS)	(817,283)	11,839	(2,864,681)	1,121,037

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	25

EVENTIDE FUNDS
Statements of Operations (Unaudited) (Continued)	2 of 2
For the Six Months Ended December 31, 2017

		Eventide Global
		Dividend	Eventide	Eventide Multi-
	Eventide	Opportunities	Healthcare & Life	Asset Income
	Gilead Fund	Fund[1]	Sciences Fund	Fund

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	$58,722,763	$(8,269)	$32,354,931	$1,348,996
Affiliated investments	1,719,610	—	(43,956)	—
Options written	—	—	—	56,646
Net realized gain (loss)	60,442,373	(8,269)	32,310,975	1,405,642
Net change in unrealized appreciation
(depreciation) on:
Unaffiliated investments	137,083,170	53,759	57,275,140	602,952
Affiliated investments	(5,643,545)	—	(819,311)	—
Options written	3,090,227	—	—	(11,034)
Net change in unrealized appreciation	134,529,852	53,759	56,455,829	591,918

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	194,972,225	45,490	88,766,804	1,997,560

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$194,154,942	$57,329	$85,902,123	$3,118,597

1.	Eventide Global Opportunities Fund commenced operations on September 29, 2017

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	26

EVENTIDE GILEAD FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017

FROM OPERATIONS
Net investment loss	$(817,283)	$(2,045,242)
Net realized gain from investments	60,442,373	10,626,182
Net change in unrealized appreciation on investments	134,529,852	325,874,179
Net increase in net assets resulting from operations	194,154,942	334,455,119

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	32,133,409	54,595,907
Class A	37,289,449	91,203,495
Class C	11,602,581	19,778,519
Class I	323,349,222	190,097,696
Payments for shares repurchased:
Class N	(42,913,227)	(164,394,488)
Class A	(258,237,827)	(326,977,761)
Class C	(22,398,372)	(69,394,036)
Class I	(59,105,563)	(159,226,100)
Net increase (decrease) in net assets from shares of beneficial interest	21,719,672	(364,316,768)

TOTAL INCREASE (DECREASE) IN NET ASSETS	215,874,614	(29,861,649)

NET ASSETS
Beginning of Period	1,369,767,166	1,399,628,815
End of Period *	$1,585,641,780	$1,369,767,166
* Includes accumulated net investment income of:	$5,685,957	$6,503,240

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	27

EVENTIDE GILEAD FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017

SHARE ACTIVITY
Class N:
Shares Sold	1,017,060	2,033,681
Shares Repurchased	(1,384,062)	(6,311,602)
Net decrease in shares of beneficial interest outstanding	(367,002)	(4,277,921)

Class A:
Shares Sold	1,196,408	3,442,504
Shares Repurchased	(8,073,614)	(12,271,562)
Net decrease in shares of beneficial interest outstanding	(6,877,206)	(8,829,058)

Class C:
Shares Sold	390,474	787,278
Shares Repurchased	(764,376)	(2,771,746)
Net decrease in shares of beneficial interest outstanding	(373,902)	(1,984,468)

Class I:
Shares Sold	9,928,917	6,786,922
Shares Repurchased	(1,847,001)	(5,987,920)
Net increase in shares of beneficial interest outstanding	8,081,916	799,002

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	28

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND
Statements of Changes in Net Assets	1 of 2

For the
Period Ended
December 31, 2017[1]
(Unaudited)

FROM OPERATIONS
Net investment gain	$11,839
Net realized loss from investments	(8,269)
Net change in unrealized appreciation on investments	53,759
Net increase in net assets resulting from operations	57,329

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(105)
Class A	(31)
Class C	(1)
Class I	(2,777)
From net investment income:
Class N	(249)
Class A	(79)
Class I	(7,618)
Total distributions to shareholders	(10,860)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	94,461
Class A	45,253
Class C	1,000
Class I	2,639,703
Net asset value of shares issued in reinvestment of distributions:
Class N	353
Class A	111
Class C	1
Class I	2,513
Payments for shares repurchased:
Class N	(1,200)
Class I	(6,220)
Net increase in net assets from shares of beneficial interest	2,775,975

TOTAL INCREASE IN NET ASSETS	2,822,444

NET ASSETS
Beginning of Period	—
End of Period *	$2,822,444
* Includes accumulated net investment income of:	$3,894

1.	Eventide Global Opportunities Fund commenced operations on September 29, 2017

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	29

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND
Statements of Changes in Net Assets (Continued)	2 of 2

For the
Period Ended
December 31, 2017[1]
(Unaudited)

SHARE ACTIVITY
Class N:
Shares Sold	9,413
Shares Reinvested	35
Shares Repurchased	(119)
Net increase in shares of beneficial interest outstanding	9,329

Class A:
Shares Sold	4,489
Shares Reinvested	11
Net increase in shares of beneficial interest outstanding	4,500

Class C:
Shares Sold	100
Net increase in shares of beneficial interest outstanding	100

Class I:
Shares Sold	262,820
Shares Reinvested	249
Shares Repurchased	(613)
Net increase in shares of beneficial interest outstanding	262,456

1.	Eventide Global Opportunities Fund commenced operations on September 29, 2017

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	30

EVENTIDE HEALTH CARE & LIFE SCIENCES FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017

FROM OPERATIONS
Net investment loss	$(2,864,681)	$(4,966,741)
Net realized gain (loss) from investments	32,310,975	(9,038,281)
Net change in unrealized appreciation on investments	56,455,829	85,989,694
Net increase in net assets resulting from operations	85,902,123	71,984,672

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(624,786)	—
Class A	(1,368,392)	—
Class C	(760,491)	—
Class I	(3,062,316)	—
Total distributions to shareholders	(5,815,985)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	10,438,856	11,772,111
Class A	16,096,809	37,747,800
Class C	4,601,094	8,656,649
Class I	98,824,493	77,509,623
Net asset value of shares issued in reinvestment of distributions:
Class N	560,992	—
Class A	1,233,805	—
Class C	688,515	—
Class I	2,465,604	—
Redemption fee proceeds:
Class N	16,494	5,833
Class A	13,005	24,125
Class C	874	7,726
Class I	14,946	15,928
Payments for shares repurchased:
Class N	(6,364,874)	(22,388,753)
Class A	(78,294,758)	(80,856,677)
Class C	(7,291,380)	(13,565,421)
Class I	(21,318,519)	(36,195,625)
Net increase (decrease) in net assets from shares of beneficial interest	21,685,956	(17,266,681)

TOTAL INCREASE IN NET ASSETS	101,772,094	54,717,991

NET ASSETS
Beginning of Period	356,310,712	301,592,721
End of Period *	$458,082,806	$356,310,712
* Includes accumulated net investment loss of:	$(5,343,571)	$(2,478,890)

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	31

EVENTIDE HEALTH CARE & LIFE SCIENCES FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017

SHARE ACTIVITY
Class N:
Shares Sold	384,767	556,281
Shares Reinvested	20,400	—
Shares Repurchased	(245,861)	(1,075,034)
Net increase (decrease) in shares of beneficial interest outstanding	159,306	(518,753)

Class A:
Shares Sold	613,653	1,782,152
Shares Reinvested	45,029	—
Shares Repurchased	(2,846,790)	(3,822,100)
Net decrease in shares of beneficial interest outstanding	(2,188,108)	(2,039,948)

Class C:
Shares Sold	180,063	417,214
Shares Reinvested	26,080	—
Shares Repurchased	(291,989)	(662,415)
Net decrease in shares of beneficial interest outstanding	(85,846)	(245,201)

Class I:
Shares Sold	3,559,783	3,584,372
Shares Reinvested	88,819	—
Shares Repurchased	(809,340)	(1,701,577)
Net increase in shares of beneficial interest outstanding	2,839,262	1,882,795

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	32

EVENTIDE MULTI-ASSET INCOME FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017

FROM OPERATIONS
Net investment income	$1,121,037	$1,490,461
Net realized gain from investments, options written
and foreign securities transactions	1,405,642	1,335,317
Distributions of long term capital gains from underlying investment companies	—	844
Net change in unrealized appreciation on investments and options written	591,918	2,875,729
Net increase in net assets resulting from operations	3,118,597	5,702,351

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(196,604)	(17,636)
Class A	(167,545)	(42,185)
Class C	(93,170)	(9,523)
Class I	(816,509)	(73,137)
From net investment income:
Class N	(171,008)	(234,599)
Class A	(220,881)	(506,818)
Class C	(63,573)	(81,055)
Class I	(717,884)	(982,617)
Total distributions to shareholders	(2,447,174)	(1,947,570)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	4,591,936	8,127,377
Class A	3,896,611	20,568,054
Class C	1,584,866	4,349,006
Class I	28,795,683	38,636,467
Net asset value of shares issued in reinvestment of distributions:
Class N	234,177	150,434
Class A	338,545	491,836
Class C	148,375	85,215
Class I	1,224,635	906,263
Payments for shares repurchased:
Class N	(1,169,963)	(1,909,720)
Class A	(12,230,572)	(10,169,540)
Class C	(741,079)	(1,256,385)
Class I	(12,679,407)	(15,656,627)
Net increase in net assets from shares of beneficial interest	13,993,807	44,322,380

TOTAL INCREASE IN NET ASSETS	14,665,230	48,077,161

NET ASSETS
Beginning of Period	80,605,101	32,527,940
End of Period *	$95,270,331	$80,605,101
* Includes accumulated net investment income of:	$315,242	$367,551

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	33

EVENTIDE MULTI-ASSET INCOME FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017

SHARE ACTIVITY
Class N:
Shares Sold	409,186	768,375
Shares Reinvested	21,053	14,087
Shares Repurchased	(104,371)	(180,438)
Net increase in shares of beneficial interest outstanding	325,868	602,024

Class A:
Shares Sold	348,872	1,938,632
Shares Reinvested	30,415	46,188
Shares Repurchased	(1,088,921)	(954,149)
Net increase (decrease) in shares of beneficial interest outstanding	(709,634)	1,030,671

Class C:
Shares Sold	141,968	408,020
Shares Reinvested	13,366	7,966
Shares Repurchased	(66,308)	(118,390)
Net increase in shares of beneficial interest outstanding	89,026	297,596

Class I:
Shares Sold	2,566,825	3,623,060
Shares Reinvested	110,090	84,892
Shares Repurchased	(1,125,261)	(1,491,391)
Net increase in shares of beneficial interest outstanding	1,551,654	2,216,561

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	34

EVENTIDE GILEAD FUND
Financial Highlights (Class N) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$29.99		$23.38	$29.19	$24.74	$18.47	$13.62
Activity from investment operations:
Net investment loss[1]	(0.01)		(0.02)	(0.10)	(0.14)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	4.27		6.63	(5.42)	4.63	6.53	4.95
Total from investment operations	4.26		6.61	(5.52)	4.49	6.43	4.85
Less distributions from:
Net realized gains	—		—	(0.29)	(0.04)	(0.16)	—
Total distributions	—		—	(0.29)	(0.04)	(0.16)	—
Paid-in-Capital From Redemption Fees	—		—	—	0.00 [6]	—	—
Net asset value, end of period	$34.24		$29.99	$23.38	$29.19	$24.74	$18.47
Total return[2]	14.17	% [7]	28.27%	(18.99)%	18.20%	34.92%	35.61%
Net assets, at end of period (000s)	$361,524		$327,587	$355,450	$659,296	$290,591	$27,722
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4]	1.39	% [8]	1.40%	1.39%	1.35%	1.43%	1.73%
Ratio of net expenses to average net assets after expense reimbursement or recapture[4]	1.39	% [8]	1.40%	1.39%	1.35%	1.50%	1.62%
Ratio of net investment loss to average net assets[4,5]	(0.07	)% [8]	(0.06)%	(0.36)%	(0.51)%	(0.43)%	(0.65)%
Portfolio Turnover Rate	15	% [7]	26%	28%	21%	17%	91%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	35

EVENTIDE GILEAD FUND
Financial Highlights (Class A) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$29.89		$23.32	$29.13	$24.69	$18.44	$13.61
Activity from investment operations:
Net investment loss[1]	(0.02)		(0.03)	(0.10)	(0.15)	(0.11)	(0.11)
Net realized and unrealized gain (loss) on investments	4.26		6.60	(5.42)	4.63	6.52	4.94
Total from investment operations	4.24		6.57	(5.52)	4.48	6.41	4.83
Less distributions from:
Net realized gains	—		—	(0.29)	(0.04)	(0.16)	—
Total distributions	—		—	(0.29)	(0.04)	(0.16)	—
Net asset value, end of period	$34.13		$29.89	$23.32	$29.13	$24.69	$18.44
Total return[2]	14.19	% [6]	28.17%	(19.03)%	18.15%	34.87%	35.49%
Net assets, at end of period (000s)	$281,536		$452,153	$558,602	$692,671	$263,436	$29,929
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4]	1.44	% [7]	1.45%	1.44%	1.40%	1.48%	1.78%
Ratio of net expenses to average net assets after expense reimbursement or recapture[4]	1.44	% [7]	1.45%	1.44%	1.40%	1.55%	1.67%
Ratio of net investment loss to average net assets[4,5]	(0.13	)% [7]	(0.12)%	(0.41)%	(0.56)%	(0.46)%	(0.70)%
Portfolio Turnover Rate	15	% [6]	26%	28%	21%	17%	91%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not Annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	36

EVENTIDE GILEAD FUND
Financial Highlights (Class C) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$28.12		$22.10	$27.83	$23.77	$17.91	$13.31
Activity from investment operations:
Net investment loss[1]	(0.13)		(0.21)	(0.27)	(0.34)	(0.27)	(0.22)
Net realized and unrealized gain (loss) on investments	3.99		6.23	(5.17)	4.44	6.29	4.82
Total from investment operations	3.86		6.02	(5.44)	4.10	6.02	4.60
Less distributions from:
Net realized gains	—		—	(0.29)	(0.04)	(0.16)	—
Total distributions	—		—	(0.29)	(0.04)	(0.16)	—
Paid-in-Capital from Redemption Fees[1]	—		—	—	0.00 [6]	—	—
Net asset value, end of period	$31.98		$28.12	$22.10	$27.83	$23.77	$17.91
Total return[2]	13.73	% [7]	27.24%	(19.63)%	17.25%	33.72%	34.56%
Net assets, at end of period (000s)	$205,118		$190,858	$193,872	$184,202	$54,891	$3,599
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4]	2.19	% [8]	2.20%	2.19%	2.15%	2.23%	2.53%
Ratio of net expenses to average net assets after expense reimbursement or recapture[4]	2.19	% [8]	2.20%	2.19%	2.15%	2.30%	2.42%
Ratio of net investment loss to average net assets[4,5]	(0.87	)% [8]	(0.86)%	(1.16)%	(1.31)%	(1.20)%	(1.45)%
Portfolio Turnover Rate	15	% [7]	26%	28%	21%	17%	91%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	37

EVENTIDE GILEAD F U N D
Financial Highlights (Class I) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013

Net asset value, beginning of period	$30.43		$23.68	$29.50	$24.95	$18.59	$13.68
Activity from investment operations:
Net investment income (loss)[1]	0.02		0.04	(0.04)	(0.09)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	4.34		6.71	(5.49)	4.68	6.57	4.99
Total from investment operations	4.36		6.75	(5.53)	4.59	6.52	4.91
Less distributions from:
Net realized gains	—		—	(0.29)	(0.04)	(0.16)	—
Total distributions	—		—	(0.29)	(0.04)	(0.16)	—
Paid-in-Capital from Redemption Fees[1]	—		—	—	0.00 [6]	—	—
Net asset value, end of period	$34.79		$30.43	$23.68	$29.50	$24.95	$18.59
Total return[2]	14.33	% [7]	28.51%	(18.82)%	18.45%	35.18%	35.89%
Net assets, at end of period (000s)	$737,464		$399,169	$291,704	$401,133	$117,243	$3,703
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4]	1.19	% [8]	1.20%	1.19%	1.15%	1.23%	1.53%
Ratio of net expenses to average net assets after expense reimbursement or recapture[4]	1.19	% [8]	1.20%	1.19%	1.15%	1.30%	1.42%
Ratio of net investment income (loss) to average net assets[4,5]	0.14	% [8]	0.14%	(0.16)%	(0.32)%	(0.20)%	(0.48)%
Portfolio Turnover Rate	15	% [7]	26%	28%	21%	17%	91%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

4.	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	38

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND
Financial Highlights (Class N) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class N
	Period Ended
	December 31,
	2017
	(Unaudited)[8]

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income[1]	0.05
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.25
Less distributions from:
Net investment income	(0.03)
Net realized gains	(0.01)
Total distributions	(0.04)
Net asset value, end of period	$10.21
Total return[2]	2.49	% [6]
Net assets, at end of period (000s)	$95
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4]	6.15	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[4]	1.15	% [7]
Ratio of net investment loss to average net assets[4,5]	1.72	% [7]
Portfolio Turnover Rate	7	% [6]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Eventide Global Dividend Opportunities Fund commenced on September 29, 2017

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	39

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND
Financial Highlights (Class A) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A
	Period Ended
	December 31,
	2017
	(Unaudited)[8]

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income[1]	0.06
Net realized and unrealized gain on investments	0.18
Total from investment operations	0.24
Less distributions from:
Net investment income	(0.03)
Net realized gains	(0.01)
Total distributions	(0.04)
Net asset value, end of period	$10.20
Total return[2]	2.50	% [6]
Net assets, at end of period (000s)	$46
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4]	6.20	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[4]	1.20	% [7]
Ratio of net investment loss to average net assets[4,5]	2.12	% [7]
Portfolio Turnover Rate	7	% [6]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Eventide Global Dividend Opportunities Fund commenced on September 29, 2017

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	40

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND
Financial Highlights (Class C) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class C
	Period Ended
	December 31,
	2017
	(Unaudited)[8]

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income[1]	0.02
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.23
Less distributions from:
Net realized gains	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$10.22
Total return[2]	2.31	% [6]
Net assets, at end of period(000s)	$1
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4]	6.95	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[4]	1.95	% [7]
Ratio of net investment loss to average net assets[4,5]	0.97	% [7]
Portfolio Turnover Rate	7	% [6]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Eventide Global Dividend Opportunities Fund commenced on September 29, 2017

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	41

EVENTIDE GLOBAL DIVIDEND OPPORTUNITIES FUND
Financial Highlights (Class I) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class I
	Period Ended
	December 31,
	2017
	(Unaudited)[8]

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income[1]	0.05
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.25
Less distributions from:
Net investment income	(0.03)
Net realized gains	(0.01)
Total distributions	(0.04)
Net asset value, end of period	$10.21
Total return[2]	2.53	% [6]
Net assets, at end of period (000s)	$2,680
Ratio of gross expenses to average net assets before expense reimbursement or recapture[3,4]	5.95	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[4]	0.95	% [7]
Ratio of net investment loss to average net assets[4,5]	1.94	% [7]
Portfolio Turnover Rate	7	% [6]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Eventide Global Dividend Opportunities Fund commenced on September 29, 2017

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	42

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Financial Highlights (Class N) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended		Year	Year	Year	Year	Period
	December 31,		Ended	Ended	Ended	Ended	Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013[1]

Net asset value, beginning of period	$23.41		$18.70	$26.15	$17.53	$12.50	$10.00
Activity from investment operations:
Net investment loss[2]	(0.18)		(0.30)	(0.30)	(0.31)	(0.26)	(0.09)
Net realized and unrealized gain (loss) on investments	5.81		5.01	(6.90)	8.91	5.25	2.59
Total from investment operations	5.63		4.71	(7.20)	8.60	4.99	2.50
Less distributions from:
Net realized gains	(0.37)		—	(0.29)	—	—	—
Total distributions	(0.37)		—	(0.29)	—	—	—
Paid-in-Capital From Redemption Fees	0.00	[9]	0.00 [9]	0.04	0.02	0.04	—
Net asset value, end of period	$28.67		$23.41	$18.70	$26.15	$17.53	$12.50
Total return[3]	24.12	% [6]	25.19%	(27.64)%	49.23%	40.24%	25.00	% [6]
Net assets, at end of period (000s)	$50,331		$37,369	$39,558	$42,632	$15,646	$651
Ratio of gross expenses to average net assets before expense reimbursement or recapture[4,5]	1.49	% [7]	1.54%	1.52%	1.50%	1.69%	9.50	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[5]	1.49	% [7]	1.54%	1.52%	1.53%	1.63%	1.63	% [7]
Ratio of net investment loss to average net assets[5,8]	(1.38	)% [7]	(1.42)%	(1.42)%	(1.46)%	(1.52)%	(1.53	)% [7]
Portfolio Turnover Rate	22	% [6]	27%	28%	26%	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

9.	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	43

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Financial Highlights (Class A) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year	Year	Year	Year	Period
	December 31,		Ended	Ended	Ended	Ended	Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013[1]

Net asset value, beginning of period	$23.33		$18.65	$26.09	$17.50	$12.48	$10.00
Activity from investment operations:
Net investment loss[2]	(0.19)		(0.31)	(0.31)	(0.32)	(0.26)	(0.10)
Net realized and unrealized gain (loss) on investments	5.79		4.99	(6.88)	8.89	5.24	2.58
Total from investment operations	5.60		4.68	(7.19)	8.57	4.98	2.48
Less distributions from:
Net realized gains	(0.37)		—	(0.29)	—	—	—
Total distributions	(0.37)		—	(0.29)	—	—	—
Paid-in-Capital From Redemption Fees	0.00	[9]	0.00 [9]	0.04	0.02	0.04	—
Net asset value, end of period	$28.56		$23.33	$18.65	$26.09	$17.50	$12.48
Total return[3]	24.08	% [6]	25.09%	(27.64)%	49.09%	40.22%	24.80	% [6]
Net assets, at end of period (000s)	$107,335		$138,722	$148,927	$148,921	$64,239	$2,808
Ratio of gross expenses to average net assets before expense reimbursement or recapture[4,5]	1.54	% [7]	1.59%	1.57%	1.55%	1.74%	9.55	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[5]	1.54	% [7]	1.59%	1.57%	1.58%	1.68%	1.68	% [7]
Ratio of net investment loss to average net assets[5,8]	(1.43	)% [7]	(1.47)%	(1.47)%	(1.51)%	(1.57)%	(1.56	)% [7]
Portfolio Turnover Rate	22	% [6]	27%	28%	26%	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

9.	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	44

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Financial Highlights (Class C) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year	Year	Year	Year	Period
	December 31,		Ended	Ended	Ended	Ended	Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013[1]

Net asset value, beginning of period	$22.57		$18.18	$25.62	$17.31	$12.44	$10.00
Activity from investment operations:
Net investment loss[2]	(0.28)		(0.45)	(0.46)	(0.48)	(0.38)	(0.14)
Net realized and unrealized gain (loss) on investments	5.59		4.84	(6.72)	8.77	5.21	2.58
Total from investment operations	5.31		4.39	(7.18)	8.29	4.83	2.44
Less distributions from:
Net realized gains	(0.37)		—	(0.29)	—	—	—
Total distributions	(0.37)		—	(0.29)	—	—	—
Paid-in-Capital From Redemption Fees	0.00	[9]	0.00 [9]	0.03	0.02	0.04	—
Net asset value, end of period	$27.51		$22.57	$18.18	$25.62	$17.31	$12.44
Total return[3]	23.60	% [6]	24.15%	(28.15)%	48.01%	39.15%	24.40	% [6]
Net assets, at end of period (000s)	$57,268		$48,916	$43,851	$40,277	$12,201	$556
Ratio of gross expenses to average net assets before expense reimbursement or recapture[4,5]	2.29	% [7]	2.34%	2.32%	2.30%	2.49%	10.30	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[5]	2.29	% [7]	2.34%	2.32%	2.33%	2.43%	2.43	% [7]
Ratio of net investment loss to average net assets[5,8]	(2.18	)% [7]	(2.22)%	(2.22)%	(2.26)%	(2.32)%	(2.31	)% [7]
Portfolio Turnover Rate	22	% [6]	27%	28%	26%	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

9.	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	45

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Financial Highlights (Class I) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Year	Year	Year	Year	Period
	December 31,		Ended	Ended	Ended	Ended	Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013[1]

Net asset value, beginning of period	$23.60		$18.82	$26.26	$17.57	$12.50	$10.00
Activity from investment operations:
Net investment loss[2]	(0.16)		(0.26)	(0.26)	(0.27)	(0.22)	(0.08)
Net realized and unrealized gain (loss) on investments	5.87		5.04	(6.93)	8.94	5.25	2.58
Total from investment operations	5.71		4.78	(7.19)	8.67	5.03	2.50
Less distributions from:
Net realized gains	(0.37)		—	(0.29)	—	—	—
Total distributions	(0.37)		—	(0.29)	—	—	—
Paid-in-Capital From Redemption Fees	0.00	[9]	0.00 [9]	0.04	0.02	0.04	—
Net asset value, end of period	$28.94		$23.60	$18.82	$26.26	$17.57	$12.50
Total return[3]	24.27	% [6]	25.40%	(27.46)%	49.46%	40.56%	25.00	% [6]
Net assets, at end of period (000s)	$243,149		$131,304	$69,257	$70,382	$26,301	$1,941
Ratio of gross expenses to average net assets before expense reimbursement or recapture[4,5]	1.29	% [7]	1.34%	1.32%	1.30%	1.49%	9.30	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture[5]	1.29	% [7]	1.34%	1.32%	1.33%	1.43%	1.43	% [7]
Ratio of net investment loss to average net assets[5,8]	(1.18	)% [7]	(1.23)%	(1.22)%	(1.26)%	(1.32)%	(1.33	)% [7]
Portfolio Turnover Rate	22	% [6]	27%	28%	26%	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

9.	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	46

EVENTIDE MULTI-ASSET INCOME FUND
Financial Highlights (Class N) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended		Year	Period
	December 31,		Ended	Ended
	2017		June 30,	June 30,
	(Unaudited)		2017	2016[1]

Net asset value, beginning of period	$11.05		$10.32	$10.00
Activity from investment operations:
Net investment income[2]	0.14		0.26	0.27
Net realized and unrealized gain on investments	0.25		0.79	0.21
Total from investment operations	0.39		1.05	0.48
Less distributions from:
Net investment income	(0.15)		(0.29)	(0.15)
Net realized gains	(0.15)		(0.03)	(0.01)
Total distributions	(0.30)		(0.32)	(0.16)
Net asset value, end of period	$11.14		$11.05	$10.32
Total return[3]	3.56	% [6]	10.29%	4.79	% [6]
Net assets, at end of period (000s)	$14,542		$10,823	$3,899
Ratio of gross expenses to average net assets before expense reimbursement[4,5]	1.26	% [7]	1.37%	2.06	% [7]
Ratio of net expenses to average net assets after expense reimbursement[5]	1.15	% [7]	1.15%	1.15	% [7]
Ratio of net investment income to average net assets[5,8]	2.48	% [7]	2.46%	2.82	% [7]
Portfolio Turnover Rate	23	% [6]	38%	18	% [6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	47

EVENTIDE MULTI-ASSET INCOME FUND
Financial Highlights (Class A) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year	Period
	December 31,		Ended	Ended
	2017		June 30,	June 30,
	(Unaudited)		2017	2016[1]

Net asset value, beginning of period	$11.05		$10.32	$10.00
Activity from investment operations:
Net investment income[2]	0.13		0.25	0.27
Net realized and unrealized gain on investments	0.25		0.79	0.20
Total from investment operations	0.38		1.04	0.47
Less distributions from:
Net investment income	(0.14)		(0.28)	(0.14)
Net realized gains	(0.15)		(0.03)	(0.01)
Total distributions	(0.29)		(0.31)	(0.15)
Net asset value, end of period	$11.14		$11.05	$10.32
Total return[3]	3.53	% [6]	10.23%	4.74	% [6]
Net assets, at end of period (000s)	$12,340		$20,080	$8,124
Ratio of gross expenses to average net assets before expense reimbursement[4,5]	1.31	% [7]	1.42%	2.13	% [7]
Ratio of net expenses to average net assets after expense reimbursement[5]	1.20	% [7]	1.20%	1.20	% [7]
Ratio of net investment income to average net assets[5,8]	2.29	% [7]	2.33%	2.82	% [7]
Portfolio Turnover Rate	23	% [6]	38%	18	% [6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	48

EVENTIDE MULTI-ASSET INCOME FUND
Financial Highlights (Class C) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year	Period
	December 31,		Ended	Ended
	2017		June 30,	June 30,
	(Unaudited)		2017	2016[1]

Net asset value, beginning of period	$11.03		$10.30	$10.00
Activity from investment operations:
Net investment income[2]	0.09		0.18	0.19
Net realized and unrealized gain on investments	0.26		0.77	0.22
Total from investment operations	0.35		0.95	0.41
Less distributions from:
Net investment income	(0.11)		(0.19)	(0.10)
Net realized gains	(0.15)		(0.03)	(0.01)
Total distributions	(0.26)		(0.22)	(0.11)
Net asset value, end of period	$11.12		$11.03	$10.30
Total return[3]	3.23	% [6]	9.29%	4.08	% [6]
Net assets, at end of period (000s)	$6,913		$5,881	$2,424
Ratio of gross expenses to average net assets before expense reimbursement[4,5]	2.06	% [7]	2.17%	2.81	% [7]
Ratio of net expenses to average net assets after expense reimbursement[5]	1.95	% [7]	1.95%	1.95	% [7]
Ratio of net investment income to average net assets[5,8]	1.65	% [7]	1.63%	1.99	% [7]
Portfolio Turnover Rate	23	% [6]	38%	18	% [6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	49

EVENTIDE MULTI-ASSET INCOME FUND
Financial Highlights (Class I) December 31 2017

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Year	Period
	December 31,		Ended	Ended
	2017		June 30,	June 30,
	(Unaudited)		2017	2016[1]

Net asset value, beginning of period	$11.05		$10.33	$10.00
Activity from investment operations:
Net investment income[2]	0.15		0.28	0.28
Net realized and unrealized gain on investments	0.25		0.78	0.22
Total from investment operations	0.40		1.06	0.50
Less distributions from:
Net investment income	(0.16)		(0.31)	(0.16)
Net realized gains	(0.15)		(0.03)	(0.01)
Total distributions	(0.31)		(0.34)	(0.17)
Net asset value, end of period	$11.14		$11.05	$10.33
Total return[3]	3.64	% [6]	10.47%	5.03	% [6]
Net assets, at end of period (000s)	$61,475		$43,821	$18,081
Ratio of gross expenses to average net assets before expense reimbursement[4,5]	1.06	% [7]	1.17%	1.81	% [7]
Ratio of net expenses to average net assets after expense reimbursement[5]	0.95	% [7]	0.95%	0.95	% [7]
Ratio of net investment income to average net assets[5,8]	2.70	% [7]	2.62%	2.94	% [7]
Portfolio Turnover Rate	23	% [6]	38%	18	% [6]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	50

EVENTIDE FUNDS

Notes to Financial Statements (Unaudited) December 31, 2017

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following series: Eventide Gilead Fund, Eventide Global Dividend Opportunities Fund, Eventide Healthcare & Life Sciences Fund and the Eventide Multi-Asset Income Fund (each a “Fund” or collectively the “Funds”). Each Fund is registered as a diversified Fund. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Global Dividend Opportunities Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend income and long-term capital appreciation. The Fund’s secondary objective is dividend growth.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Multi-Asset Income Fund commenced operations on July 15, 2015. The Fund’s investment objective is to seek current income while maintaining the potential for capital appreciation.

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	51

which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	52

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Funds’ assets measured at fair value:

Eventide Gilead Fund Assets
			Level 3
		Level 2	(Significant
	Level 1	(Other Significant	Unobservable
Security Classifications[1]	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stock[2]	$1,380,434,532	$504,213	$—	$1,380,938,745
Preferred Stock	—	—	4,625,906	4,625,906
Call Option	—	3,635,000	—	3,635,000
Real Estate Investment Trusts (REITs)	55,577,100	—	—	55,577,100
Short-Term Investments	126,563,932	—	—	126,563,932
Total	$1,562,575,564	$4,139,213	$4,625,906	$1,571,340,683

Eventide Global Dividend Opportunities Fund Assets
			Level 3
		Level 2	(Significant
	Level 1	(Other Significant	Unobservable
Security Classifications[1]	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stock[2]	$2,077,922	$—	$—	$2,077,922
Preferred Stock	124,508	—	—	124,508
Real Estate Investment Trusts (REITs)	155,651
Short-Term Investments	622,997	—	—	622,997
Total	$2,981,078	$—	$—	$2,981,078

Eventide Healthcare & Life Sciences Fund Assets
			Level 3
		Level 2	(Significant
	Level 1	(Other Significant	Unobservable
Security Classifications[1]	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stock[2]	$421,408,047	$72,030	$—	$421,480,077
Preferred Stock	—	—	660,844	660,844
Short-Term Investments	34,338,640	—	—	34,338,640
Warrants	—	—	157,500	157,500
Total	$455,746,687	$72,030	$818,344	$456,637,061

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	53

Eventide Multi-Asset Income Fund Assets
			Level 3
		Level 2	(Significant
	Level 1	(Other Significant	Unobservable
Security Classifications[1]	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stock[2]	$40,760,160	$—	$—	$40,760,160
Real Estate Investment Trusts (REITs)	5,787,760	—	—	5,787,760
Preferred Stock	7,163,027	—	—	7,163,027
Limited Partnerships	8,836,710	—	—	8,836,710
Corporate Bonds	—	17,480,111	—	17,480,111
Municipal Bonds	—	3,223,174	—	3,223,174
Asset Backed Securities	—	5,826,341	—	5,826,341
Commercial Mortgage Backed	—	100,211	—	100,211
Securities
Short-Term Investments	5,478,453	—	—	5,478,453
Total	$68,026,110	$26,629,837	$—	$94,655,947

1.	There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

2.	For a detailed break-out of common stocks by industry, please refer to the Portfolios of Investments.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund
	Preferred Stock	Total
Beginning balance 6/30/2017	$2,909,375	$2,909,375
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,346,079)	(1,346,079)
Cost of purchases	3,062,610	3,062,610

Proceeds from sales	—	—
Dividend reinvest	—	—
Net transfers in/out of level 3	—	—
Ending balance 12/31/2017	$4,625,906	$4,625,906

Eventide Healthcare & Life Sciences Fund
	Preferred Stock	Warrant	Total
Beginning balance 6/30/2017	$415,625	—	$415,625
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(192,391)	157,500	(34,891)
Cost of purchases	437,610		437,610
Proceeds from sales	—	—	—
Dividend reinvest	—	—	—
Net transfers in/out of level 3	—	—	—
Ending balance 12/31/2017	$660,844	$157,500	$818,344

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Entasis Therapeutics preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	54

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2017 was $1,346,079 and $192,391 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b) Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The notional value of the derivative instruments outstanding as of December 31, 2017 as disclosed in the Portfolios of Investments and the amounts realized and charges in unrealized gains and losses or derivative instruments during the year as disclosed above and within the Statements of Operation serve as indicators of the volume of derivative activity for the Funds.

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Eventide Gilead Fund
		Location of
Derivatives Not		Derivatives on
Accounted for as Hedging	Primary Risk	Statement of Assets	Fair Value of Asset/
Instruments under GAAP	Exposure	and Liabilities	Liability Derivatives
Call options purchased	Equity Risk	Unaffiliated investments at value	$3,635,000
Total			$3,635,000

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	55

The effect of derivative instruments on the Statement of Operations for the six months ended December, 2017, was as follows:

Eventide Gilead Fund
			Realized and
Derivatives Not		Location of Gain on	Unrealized Gain on
Accounted		Derivatives	Liability Derivatives
for as Hedging	Primary Risk	Recognized in	Recognized in
Instruments under GAAP	Exposure	Income	Income
Purchased options	Equity Risk	Net change in unrealized appreciation on unaffiliated investments	$3,090,227
Total			$3,090,227

Eventide Multi-Asset Income Fund

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2017 was as follows:

Eventide Multi-Asset Income Fund
			Realized and
			Unrealized Gain
Derivatives Not		Location of Gain	(Loss) on Liability
Accounted for as Hedging	Primary Risk	(Loss) on Derivatives	Derivatives
Instruments under GAAP	Exposure	Recognized in Income	Recognized in Income
Options written	Equity Risk	Net realized gain from options written	$56,646
Options written	Equity Risk	Net change in unrealized depreciation on options written	(11,034)
Total			$45,612

E V E N T I D E F U N D S Semi-Annual Report 31 December 2017	56

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2017.

Eventide Gilead Fund Assets
Gross Amounts Not
Offset in the Statement of
Assets & Liabilities
Net Amounts of
			Gross Amounts	Liabilities
	Gross		Offset in the	Presented in the
	Amounts of		Statement of	Statement of
	Recognized		Assets &	Assets &	Financial		Cash Collateral	Net
Description	Assets		Liabilities	Liabilities	Instruments		Received	Amount
Options Written	$3,635,000	[1]	$—	$—	$3,635,000	[2]	$—	$—
Total	$3,635,000		$—	$—	$3,635,000		$—	$—

1.	Purchased options at value as presented in the Portfolio of Investments.

2.	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

c) Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended December 31, 2017, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2017, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns.

d) Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Eventide Multi-Asset Income Fund distributes net investment income monthly. Distributable short-term and long-term capital gains, if any, are declared and distributed annually.

e) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

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f) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Indemnification – The Trust indemnifies its offers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i) Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Class A share purchases, where the sales charge was waived, are subject to a CDSC of 1.00% on redemptions within 18 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2017, there were redemption fees of $0 paid to the Eventide Gilead Fund, Eventide Global Dividend Opportunities Fund and Eventide Multi-Asset Income Fund and there were $0 in CDSC fees paid to the Distributor. For the six-month period ended December 31, 2017 there were redemption fees of $45,319 paid to the Eventide Healthcare & Life Sciences Fund and there were $0 in CDSC fees paid to the Distributor.

(2)	INVESTMENT TRANSACTIONS

For the year ended December 31, 2017, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Eventide Gilead Fund
Purchases	Sales
$ 207,042,060	$ 194,509,945

Eventide Global Dividend Opportunities Fund
Purchases	Sales
$ 2,454,365	$ 141,766

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Eventide Healthcare & Life Sciences Fund
Purchases	Sales
$83,305,791	$87,014,892

Eventide Multi-Asset Income Fund
Purchases	Sales
$30,266,961	$17,273,973

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of the Management Agreement. Boyd Watterson Asset Management, LLC serves as sub-adviser to a portion of the Eventide Multi-Asset Income Fund’s portfolio. Under the terms of the Management Agreement with the Trust, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, and 0.73% of average net assets of the Eventide Multi-Asset Income Fund and the Eventide Global Dividend Opportunities Fund, such fees to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2017, management fees of $7,262,477, $4,282, $2,227,782 and $325,538 were incurred by the Eventide Gilead Fund, Eventide Global Dividend Opportunities Fund, Eventide Healthcare & Life Sciences Fund, and Eventide Multi-Asset Income Fund, respectively, before the waiver and reimbursement described below.

The Funds may invest in securities in which venture capital funds that are managed by Clarus Ventures, LLC also invest. Dr. Finny Kuruvilla, the portfolio manager for the Eventide Gilead Fund and the Eventide Healthcare & Life Sciences Fund, was also an employee of Clarus serving in a research role from July 2008 through October 2016.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (an) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) at 1.67%, 2.42%, 1.62% and 1.42% for Eventide Gilead Fund’s Class A, Class C, Class N and Class I, 1.20%, 1.95%, 1.15% and 0.95% for Eventide Global Dividend Opportunities Fund’s Class A, Class C, Class N and Class I, 1.68%, 2.43%,

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1.63% and 1.43% for Eventide Healthcare & Life Sciences Fund’s Class A, Class C, Class N and Class I and 1.20%, 1.95%, 1.15% and 0.95% for Eventide Multi-Asset Income Fund’s Class A, Class C, Class N and Class I, of average daily net assets, respectively, at least until October 31, 2018. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2017, the Manager waived management fees of $0 from the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, waived fees of $30,847 from the Eventide Global Dividend Opportunities Fund, $51,127 from the Eventide Multi-Asset Income Fund, subject to recapture of $116,975 and $130,028, respectively.

The Eventide Gilead Fund does not have any expenses previously waived by the Manager that are subject to recapture and did not waive any further expenses during the six months ended December 31, 2017.

The Eventide Healthcare & Life Sciences Fund does not have any expenses previously waived by the Manager that are subject to recapture and did not waive any further expenses during the six months ended December 31, 2017.

The Trust has entered into a Management Services Agreement with MFund, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2017, the Eventide Gilead Fund, Eventide Global Dividend Opportunities Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi-Asset Income Fund incurred $226,944, $1,411 $64,861, and $16,303 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

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Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund’s pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 2015, Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the six months ended December 31, 2017, the Distributor received $82,689, $246, $44,758, and $6,742 in underwriter commissions from the sale of shares of the Fund from the Eventide Gilead Fund, Eventide Global Dividend Opportunities Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi asset Income Fund, respectively.

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(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2017 and June 30, 2016 was as follows:

For the year ended June 30, 2017:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	of Capital	Total
Eventide Gilead Fund	$—	$—	$—	$—
Eventide Healthcare & Life Sciences Fund	—	—	—	—
Eventide Multi-Asset Income Fund	1,929,628	17,942	—	1,947,570

For the year or period ended June 30, 2016:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	of Capital	Total
Eventide Gilead Fund	$557,409	$20,679,348	$12,136	$21,248,893
Eventide Healthcare & Life Sciences Fund	—	4,925,931	1,055	4,926,986
Eventide Multi-Asset Income Fund	286,403	492	—	286,895

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

As of June 30, 2017
							Total
	Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Accumulated
	Ordinary	Long-Term	Carry	Book/Tax	Loss and Late	Appreciation/	Earnings/
Fund	Income	Capital Gains	Forwards	Differences	Year Loss	(Depreciation)	(Deficits)
Eventide Gilead Fund	$—	$—	$(112,179,398)	$—	$(3,270,814)	$305,820,429	$190,370,217
Eventide Healthcare & Life Sciences Fund	—	—	(146,011)	—	(20,564,926)	55,650,837	34,939,900
Eventide Multi-Asset Income Fund	111,344	700,520	—	—	—	4,451,162	5,263,026

The difference between book basis and tax basis unrealized appreciation/depreciation, undistributed net investment income/losses and accumulated net realized gains/losses from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-corporation return of capital distributions, adjustments for partnerships, real estate investment trusts and passive foreign investment companies.

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Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Eventide Gilead Fund	$3,270,814
Eventide Healthcare & Life Sciences Fund	2,478,890
Eventide Multi-Asset Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Post October Losses
Eventide Gilead Fund	$—
Eventide Healthcare & Life Sciences Fund	18,086,036
Eventide Multi-Asset Income Fund	—

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Capital Loss Carry Forwards
Fund	Short-Term	Long-Term	Total	Expiration
Eventide Gilead Fund	$103,942,769	$8,236,629	$112,179,398	Non-expiring
Eventide Healthcare & Life Sciences Fund	146,011	—	146,011	Non-expiring
Eventide Multi-Asset Income Fund	—	—	—	Non-expiring

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, the reclass of Fund distributions, and adjustments for paydowns, C-corporation return of capital distributions, deemed dividend distributions, real estate investment trusts and partnerships resulted in reclassifications for the fiscal year ended June 30, 2017 as follows:

Reclassifications
		Accumulated	Accumulated Net Realized
		Net Investment	Gain (Loss) From Security
Fund	Paid In Capital	Income	Transactions
Eventide Gilead Fund	$(8,231,902)	$8,551,004	$(319,102)
Eventide Healthcare & Life Sciences Fund	(4,717,568)	4,715,629	1,939
Eventide Multi-Asset Income Fund	—	589,829	(589,829)

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(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2017 are noted in the Fund’s Portfolio of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund
	Value -			Dividends
	Beginning of		Sales	Credited to	Realized	Value -End of	Ending
Description	Period	Purchases	Proceeds	Income	Gain/Loss	Period	Shares
8Point3 Energy Partners LP	$17,530,100	$—	$—	$1,158,287	$—	$21,576,906	1,418,600
Essa Pharmaceutical, Inc.	1,144,770	—	—	—	—	504,213	2,379,484
Total	$18,674,870	$—	$—	$1,158,287	$—	$22,081,119	3,798,084

Eventide Healthcare & Life Sciences Fund
	Value -			Dividends
	Beginning of		Sales	Credited to	Realized	Value -End of	Ending
Description	Period	Purchases	Proceeds	Income	Gain/Loss	Period	Shares
KalVista Pharmaceuticals, Inc.	$—	$4,494,753	$—	$—	$—	$6,912,750	709,000
Sunesis Pharmaceuticals, Inc.	—	4,972,781	—	—	—	8,359,529	2,265,455
Tracon Pharmaceuticals, Inc.	2,160,000	—	—	—	—	3,015,000	900,000
Vical, Inc.	—	2,975,000	—	—	—	3,111,000	1,700,000
Total	$2,160,000	$12,442,534	$—	$—	$—	$21,398,279	5,574,455

(6)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

(7)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may

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be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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EVENTIDE FUNDS

Supplemental Information (Unaudited) December 31, 2017

Consideration and Approval of the Management Agreement with Eventide Asset Management, LLC with respect to the Eventide Global Dividend Opportunities Fund

In connection with the regular meeting held on August 16, 2017, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a management agreement (the “Management Agreement”) between the Trust and Eventide Asset Management, LLC, (“Eventide”) with respect to the Eventide Global Dividend Opportunities Fund (the “Global Dividend Fund”).

The Board was assisted by legal counsel throughout the review process and discussed the factors the Trustees should consider in evaluating an investment advisory or sub-advisory agreement, which included, but are not limited to: the investment performance of the investment advisor or subadvisor; the nature, extent, and quality of the services to be provided by the investment advisor or subadvisor to the fund; the costs of the services to be provided and the profits to be realized by the advisor or sub-advisor and its affiliates from its relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders (the “Gartenberg Factors”).

The Board relied upon the advice of legal counsel and its own business judgement in evaluating and weighing each of the Gartenberg Factors to be considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Board reviewed materials prepared by Eventide (“Eventide’s 15(c) Response”).

Nature, Extent, and Quality of Services. The Board reviewed Eventide’s 15(c) Response, and discussed its experience in working with the advisor. It noted that the advisor had made significant investment in research, operations and compliance resources, including the addition of a dedicated general counsel/CCO with significant industry experience. It considered the benefits to shareholders of an advisor dedicated to investing in its personnel and the unique socially responsible overlay the advisor provided to shareholders in addition to the more traditional investment research the advisor provided. It considered the experience and expertise of the proposed portfolio manager. The Trust CCO confirmed that the advisor had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the 1940 Act. The Board noted that Eventide had not been subject to examination by any regulatory agency nor was it subject to any material litigation or administrative actions since the Board last renewed the Management Agreement. The Board concluded that Eventide had the potential to provide a level of service consistent with the Board’s expectations.

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Performance. The Board noted that the Global Dividend Fund would be managed similarly to a sleeve of an existing fund in the Trust also managed by the advisor, such sleeve being the driver of its outperformance. The Board agreed that the performance of the other funds managed by the advisor was strong and the advisor has the potential to deliver similar results for the Global Dividend Fund and its shareholders.

Fees and Expenses. The Board noted the advisor proposed to charge an advisory fee of 0.73%, which was lower than the peer group average and in line with, albeit slightly higher than, the Morningstar category average. It considered the additional benefit to shareholders of the advisor’s socially responsible screen and expertise. The Board concluded that the proposed advisory fee was reasonable.

Profitability. The Board reviewed a profitability analysis for the Global Dividend Fund, noting that the advisor anticipated realizing a net loss in connection with the Management Agreement and relationship with the Global Dividend Fund during the initial term of the agreement. The Board determined that excessive profitability was not a concern at this time.

Economies of Scale. As to economies of scale, the Board noted that the Management Agreement did not contain breakpoints that reduce the fee rate on assets above specified levels, but that the expense cap was a benefit to shareholders. The Board agreed that breakpoints may be an appropriate way for Eventide to share its economies of scale with the Global Dividend Fund and its shareholders if the Global Dividend Fund experienced a substantial growth in assets. The Board determined to revisit the matter of breakpoints at the renewal of the Management Agreement.

Conclusion. Having requested and received such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Management agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Management Agreement was in the best interests of the Global Dividend Fund and its future shareholders.

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EVENTIDE GILEAD FUND

Expense Examples (Unaudited) December 31, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund’s, Eventide Global Dividend Opportunities Fund’s, Eventide Healthcare & Life Sciences Fund’s and Eventide Multi-Asset Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Expense Examples
					Hypothetical
			Actual		(5% return before expenses)
		Beginning	Ending		Ending
	Funds’	Account	Account	Expenses	Account	Expenses
	Annualized	Value	Value	Paid During	Value	Paid During
	Expense Ratio	7/1/17	12/31/17	Period[1]	12/31/17	Period
Eventide Gilead Fund
Class N	1.39%	$1,000.00	$1,141.70	$7.49	$1,018.21	$7.06
Class A	1.44%	1,000.00	1,141.90	7.77	1,017.95	7.32
Class C	2.19%	1,000.00	1,137.30	11.80	1,014.17	11.12
Class I	1.19%	1,000.00	1,143.30	6.43	1,019.21	6.06
Eventide Global Dividend Opportunities Fund
Class N	1.15%	1,000.00	1,024.90	5.87	1,019.41	5.85
Class A	1.20%	1,000.00	1,025.00	6.12	1,019.16	6.11
Class C	1.95%	1,000.00	1,024.00	9.95	1,015.38	9.91
Class I	0.95%	1,000.00	1,025.30	4.85	1,020.42	4.84
Eventide Healthcare & Life Sciences Fund
Class N	1.49%	1,000.00	1,241.20	8.42	1,017.69	7.58
Class A	1.54%	1,000.00	1,240.80	8.73	1,017.42	7.86
Class C	2.29%	1,000.00	1,236.00	12.91	1,013.66	11.62
Class I	1.29%	1,000.00	1,242.70	7.29	1,018.70	6.56
Eventide Multi-Asset Income Fund
Class N	1.15%	1,000.00	1,035.60	5.90	1,019.41	5.85
Class A	1.20%	1,000.00	1,035.30	6.16	1,019.16	6.11
Class C	1.95%	1,000.00	1,032.30	9.99	1,015.38	9.91
Class I	0.95%	1,000.00	1,036.40	4.88	1,020.42	4.84

1.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

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EVENTIDE FUNDS

Additional Information (Unaudited) December 31, 2017

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

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P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share

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P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	2 of 2

What We Do
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust has no affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

Questions? Call 1-866-447-4228

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M U T U A L F U N D S E R I E S T R U S T

17605 Wright Street
Omaha, NE 68130

MANAGER
Eventide Asset Management, LLC
One International Place
Suite 3510
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: 3/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: 3/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: 3/9/2018